Changes in the Standardised Measure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Extractive Industries [Abstract]
Standardised measure at the beginning of the year	$ 9,152	$ 10,240	$ 8,242
Revisions:
Prices, net of production costs	(5,633)	3,821	5,540
Changes in future development costs	330	(228)	(358)
Revisions of reserves quantity estimates	(229)	1,268	(166)
Accretion of discount	1,313	1,178	1,016
Changes in production timing and other	(310)	(618)	946
Revisions	4,623	15,661	15,220
Sales of oil and gas, net of production costs	(2,980)	(5,029)	(5,091)
Acquisitions of reserves-in-place	0	0	0
Sales of reserves-in-place	0	(1,489)	(26)
Previously estimated development costs incurred	1,005	545	1,068
Extensions, discoveries, and improved recoveries, net of future costs	145	(33)	502
Changes in future income taxes	2,265	(503)	(1,433)
Standardised measure at the end of the year	$ 5,058	$ 9,152	$ 10,240